STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.3%
Australia - 1.2%
Insurance Australia Group Ltd.	1,191,721		3,723,567
China - 1.0%
Ping An Insurance Group Company of China Ltd., Cl. H	573,000		3,385,352
France - 3.1%
Sanofi	80,342		7,994,255
TotalEnergies SE	40,957	[a]	2,089,241
			10,083,496
Germany - 7.0%
Bayer AG	114,507		6,673,105
Continental AG	55,816		3,947,852
Deutsche Post AG	143,790		5,722,511
Muenchener Rueckversicherungs-Gesellschaft AG	27,788		6,283,840
			22,627,308
Hong Kong - 1.2%
Link REIT	442,400		3,708,291
India - 1.6%
Infosys Ltd., ADR	256,704		5,003,161
Ireland - 2.6%
Medtronic PLC	92,175		8,528,031
Peru - 1.1%
Credicorp Ltd.	28,114		3,637,952
Spain - 1.8%
Industria de Diseno Textil SA	232,888		5,656,740
Sweden - 1.6%
Svenska Handelsbanken AB, Cl. A	584,077		5,269,696
Switzerland - 7.2%
Cie Financiere Richemont SA, CI. A	22,853		2,764,922
Nestle SA	49,869		6,124,972
Roche Holding AG	21,995		7,304,116
Zurich Insurance Group AG	15,744		6,872,441
			23,066,451
Taiwan - 2.0%
Delta Electronics Inc.	748,000		6,466,869
United Kingdom - 16.7%
AstraZeneca PLC	57,532		7,562,580
BAE Systems PLC	799,833	[b]	7,521,232
British American Tobacco PLC	208,523		8,195,437
British American Tobacco PLC, ADR	63,097		2,471,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 92.3% (continued)
United Kingdom - 16.7% (continued)
Informa PLC		942,139	6,842,353
RELX PLC		336,405	9,954,742
Smiths Group PLC		121,638	2,295,590
Taylor Wimpey PLC		2,231,436	3,464,097
The Sage Group PLC		641,571	5,528,037
			53,835,577
United States - 44.2%
AbbVie Inc.		48,077	6,899,530
Broadcom Inc.		10,124	5,421,199
Chesapeake Energy Corp.		48,475	4,564,891
Cisco Systems Inc.		256,710	11,646,933
CME Group Inc.		34,758	6,933,526
CMS Energy Corp.		91,658	6,299,654
Comerica Inc.		78,988	6,142,897
Dominion Energy Inc.		86,189	7,065,774
Emerson Electric Co.		94,948	8,551,966
Exelon Corp.		179,717	8,355,043
First Horizon Corp.		106,832	2,388,764
Flowserve Corp.		3,848	130,216
Hasbro Inc.		65,178	5,130,812
Hewlett Packard Enterprise Co.		267,497	3,809,157
Hubbell Inc.		26,207	5,739,857
Johnson Controls International PLC		96,972	5,227,761
JPMorgan Chase & Co.		30,293	3,494,600
Marathon Petroleum Corp.		70,145	6,429,491
MetLife Inc.		99,779	6,311,022
Organon & Co.		120,850	3,833,362
PepsiCo Inc.		71,779	12,558,454
Sysco Corp.		54,164	4,598,524
Texas Instruments Inc.		18,621	3,331,111
The Goldman Sachs Group Inc.		15,665	5,222,554
The Procter & Gamble Company		16,158	2,244,508
			142,331,606
Total Common Stocks (cost $268,076,754)			297,324,097
	Preferred Dividend Yield (%)
Preferred Stocks - 3.1%
Germany - 1.0%
Volkswagen AG	5.13	23,461	3,294,191
South Korea - 2.1%
Samsung Electronics Co.	2.56	148,845	6,559,414
Total Preferred Stocks (cost $11,010,902)			9,853,605

	Maturity Date	Number of Warrants
Warrants - .0%
Switzerland - .0%
Cie Financiere Richemont SA (cost $0)	11/22/2023	188,850		136,898
	1-Day Yield (%)
Investment Companies - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,144,369)	2.21	12,144,369	[c]	12,144,369
Total Investments (cost $291,232,025)		99.2%		319,458,969
Cash and Receivables (Net)		.8%		2,694,200
Net Assets		100.0%		322,153,169

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $2,031,344 and the value of the collateral was $2,048,783, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	161,972,259	135,351,838	††	-	297,324,097
Equity Securities - Preferred Stocks	-	9,853,605	††	-	9,853,605
Investment Companies	12,144,369	-		-	12,144,369
Warrants	136,898	-		-	136,898

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2022, accumulated net unrealized appreciation on investments was $28,226,944, consisting of $47,180,969 gross unrealized appreciation and $18,954,025 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.